Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Income Taxes (Textual) [Abstract]
State operating loss and credit carry-forwards	$ 196,000
Expiration date of state operating loss and credit carry-forwards	2013 through 2024
Valuation allowance	177,000
Foreign income before income taxes	5,300,000	3,600,000	2,900,000
Undistributed Earnings of Foreign Subsidiaries	8,700,000
Total liability for unrecognized tax benefits including interest	1,700,000	1,700,000
Unrecognized tax benefits	1,541,000	1,500,000	1,125,000
Unrecognized tax benefits, accrued interest	187,000	151,000
Unrecognized tax benefits, would effect tax rate	1,200,000	1,100,000
Maximum [Member]
Income Tax Contingency [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change Upper Bound	616,000
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Positions Expected to Be Taken On Future Filings Estimated Range of Change Upper Bound	350,000
Minimum [Member]
Income Tax Contingency [Line Items]
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Estimated Range of Change Lower Bound	0
Significant Change In Unrecognized Tax Benefits Is Reasonably Possible Positions Expected to Be Taken On Future Filings Estimated Range of Change Lower Bound	$ 0